CONTRACTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2016
Contracts Receivable [Abstract]
Schedule of contracts receivable
	December 31, 2016	December 31, 2015
Contracts receivable	$12,928,033	$7,798,424
Allowance for doubtful accounts	—	—
	$12,928,033	$7,798,424